ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SUBSIDIARIES

The group structure before the completion of the Reorganization comprises the following companies:

	Place of	Date of	Percentage of effective ownership December 31,		Principal
Name	incorporation	incorporation	2024	2025	activities

North Water Investment Group Holdings Limited*	British Virgin Islands	January 17, 2024	N/A	N/A	Investment holding
Name of subsidiaries
Direct:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services
Mango Fiduciary Limited	Hong Kong	July 10, 2025	100%	100%	Trust or company service
Mango Financial OFC	Hong Kong	August 6, 2025	100%	100%	Fund management

*	Shareholders of NW comprise of Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%. No individual shareholder held a controlling interest in NW.

The final group structure upon completion of the Reorganization comprises the following companies:

	Place of	Date of	Percentage of effective ownership December 31,		Principal
Name	incorporation	incorporation	2024	2025	activities

Mango Financial Group Limited	Cayman Islands	March 28, 2025	N/A	N/A	Investment holding
Name of subsidiaries
Direct:
North Water Investment Group Holdings Limited	British Virgin Islands	January 17, 2024	100%	100%	Investment holding
Indirect:
Mango Financial Limited	Hong Kong	March 2, 1993	100%	100%	Securities dealing and financial services
Mango Fiduciary Limited	Hong Kong	July 10, 2025	100%	100%	Trust or company service
Mango Financial OFC	Hong Kong	August 6, 2025	100%	100%	Fund management

Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SUBSIDIARIES